Acquisitions - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions											3 Months Ended	12 Months Ended
	Oct. 07, 2025	Apr. 21, 2025	Oct. 11, 2024	Aug. 16, 2024	Apr. 29, 2024	Apr. 02, 2024	Nov. 15, 2023	Oct. 06, 2023	Apr. 28, 2023	Feb. 14, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												7 years	8 years
Paragon 28 [Member]
Business Acquisition [Line Items]
Acquisition date		Apr. 21, 2025
Per share price		$ 13
Non-tradeable contingent value right, maximum (in dollars per share)		$ 1
Cash payments to acquire businesses		$ 1,241,500,000										$ 1,241,500,000
Contingent consideration		35,000,000										35,000,000
Acquisition expenses												72,400,000
Compensation expense												43,400,000
Goodwill expected to be deductible for income tax purposes												0
Business acquisition value												1,276,500,000
Recognized current liabilities												$ 95,500,000
Paragon 28 [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration		90,000,000
Paragon 28 [Member] | Uncommitted Credit Facility [Member]
Business Acquisition [Line Items]
Revolver draw		150,000,000
Paragon 28 [Member] | Five-Year Credit Agreement [Member]
Business Acquisition [Line Items]
Revolver draw		$ 400,000,000
Paragon 28 [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												10 years
Paragon 28 [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												5 years
Paragon 28 [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												15 years
Paragon 28 [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
IPR&D												$ 18,400,000
Monogram [Member]
Business Acquisition [Line Items]
Acquisition date	Oct. 07, 2025
Per share price	$ 4.04
Cash payments to acquire businesses	$ 175,900,000											175,900,000
Contingent consideration												201,600,000
Acquisition expenses												19,600,000
Business acquisition value												377,500,000
Recognized current liabilities												13,900,000
Monogram [Member] | Purchase Price
Business Acquisition [Line Items]
Contingent consideration												201,600,000
Monogram [Member] | Contingent Consideration
Business Acquisition [Line Items]
Acquisition expenses												9,700,000
Monogram [Member] | Maximum
Business Acquisition [Line Items]
Non-tradeable contingent value right, maximum (in dollars per share)	$ 12.37
Contingent consideration	$ 570,000,000											211,300,000
Monogram [Member] | Series D Preferred Stock [Member]
Business Acquisition [Line Items]
Per share price	$ 2.25
Monogram [Member] | Series E Preferred Stock [Member]
Business Acquisition [Line Items]
Per share price	$ 100
Distributor Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date						Apr. 02, 2024
Video Interventionnelle Medicale Scientifique ("VIMS") [Member]
Business Acquisition [Line Items]
Acquisition date					Apr. 29, 2024
CMFT Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date				Aug. 16, 2024
OrthoGrid [Member]
Business Acquisition [Line Items]
Acquisition date			Oct. 11, 2024
2024 Acquisitions [Member]
Business Acquisition [Line Items]
Cash payments to acquire businesses												294,800,000	$ 294,800,000
Contingent consideration												61,000,000
Business acquisition value												355,800,000
Contingent consideration													$ 61,000,000
Recognized current liabilities												6,400,000
2024 Acquisitions [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration												$ 111,600,000
2024 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												14 years
2024 Acquisitions [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												9 years
2024 Acquisitions [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												14 years
2024 Acquisitions [Member] | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
IPR&D												$ 7,000,000
2023 Acquisitions [Member]
Business Acquisition [Line Items]
Cash payments to acquire businesses												272,400,000
Contingent consideration												138,500,000
Business acquisition value												410,900,000
Recognized current liabilities												$ 8,200,000
2023 Acquisitions [Member] | Technology [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												15 years
2023 Acquisitions [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												8 years
2023 Acquisitions [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Weighted average amortization period of intangible assets												13 years
Embody, Inc.
Business Acquisition [Line Items]
Acquisition date										Feb. 14, 2023
Cash payments to acquire businesses										$ 19,500,000
Business acquisition value										154,500,000
Contingent consideration										$ 94,000,000
Embody, Inc. | Common Stock [Member]
Business Acquisition [Line Items]
Issuance of common stock for acquisition										1.1
Issuance of common stock for acquisition, valued										$ 135,000,000
Fair value of common stock at the acquisition date										$ 127.34
Business combination, shares of common stock repurchased											1.9
Embody, Inc. | Common Stock [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration										$ 120,000,000
Embody, Inc. | In-process Research and Development (IPR&D) [Member]
Business Acquisition [Line Items]
IPR&D												$ 36,300,000
April 2023 Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date									Apr. 28, 2023
Cash payments to acquire businesses									$ 15,000,000
April 2023 Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration									$ 8,000,000
October 2023 Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date								Oct. 06, 2023
Cash payments to acquire businesses								$ 42,200,000
Contingent consideration								21,500,000
October 2023 Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration								$ 33,000,000
November 2023 Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date							Nov. 15, 2023
Cash payments to acquire businesses							$ 60,700,000
Contingent consideration							15,000,000
November 2023 Acquisition [Member] | Maximum
Business Acquisition [Line Items]
Contingent consideration							$ 20,000,000